TYPE>			13F-HR
<PERIOD>		12/31/08
<FILER>
CIK			0001034646
CCC			nyjrdm@8
</FILER>
<SRO>			NONE
<DOCUMENT-COUNT>	1
<SUBMISSION-CONTACT>
NAME			LOUISE ORZO
PHONE			212-317-0200
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	NICADV@AOL.COM

				13F-HR
			FORM 13F HOLDINGS REPORT

				UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
				WASHINGTON, D.C. 20549

				FORM 13F

				FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED DECEMBER 31, 2008

Check here if Amendment [ ]; Amendment Number:

This Amendment (check only one.)[ ] is a restatement.
				[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Nicholas Advisors, Inc.
Address:	126 East 56 Street
		Suite 4
		New York, NY 10022

13F File Number:  28-6218

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Louise Orzo
Title:  Managing Director
Phone:  212-317-0200
Signature, Place, and Date of Signing:
Louise Orzo, New York, NY, February 6, 2009


Report type (Check only one):

[X]	13F HOLDING REPORT.
[ ]	13F NOTICE.
[ ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:

Form 13 F Information Table Value Total: $50,736,088




				Form 13 F information Table
				    Title of		     Value	Shares/	Sh/	Put/	Invstmt	Other	     Voting Authority
Name of Issuer			      Class	CUSIP	    (x$1000)	PRN AMT	PRN	Call	Dscretn	Mngrs	Sole	Shared	None

3M Company				COM	88579Y101	288 	 5000	SH		SOLE		 5000	0	0
Accenture, Ltd.				COM	G1150G111	903     27550	SH		SOLE		27550	0	0
American Express Corp			COM	025816109	233     12550	SH		SOLE		12550	0	0
Amgen Inc.				COM	031162100	318 	 5500	SH		SOLE		 5500	0	0
Apple Computer, Inc.			COM	037833100	542 	 6350	SH		SOLE		 6350	0	0
Aqua America, Inc.			COM	03836W103	619     30085	SH		SOLE		30085	0	0
AT&T Inc.				COM	00206R102      1587     55690	SH		SOLE		55690	0	0
Automatic Data Processing, Inc		COM	053015103	570     14500	SH		SOLE		14500	0	0
Berkshire Hathaway Inc Del	       CL B	084670207	260 	   81	SH		SOLE		   81	0	0
BP PLC			      SPONSORED ADR	055622104	266 	 5692	SH		SOLE		 5692	0	0
Bristol-Myers Squibb Co.		COM	110122108      1009     43395	SH		SOLE		43395	0	0
C.R. Bard, Inc.				COM	067383109      1028     12200	SH		SOLE		12200	0	0
Cadbury PLC		      SPONSORED ADR	12721E102	514     14408	SH		SOLE		14408	0	0
Chesapeake Energy Corporation		COM	165167107	421     26045	SH		SOLE		26045	0	0
ChevronTexaco Corporation		COM	166764100      2391 	32325	SH		SOLE		32325	0	0
Chipotle Mexican Grill Inc	       CL B	169656204	488 	 8510	SH		SOLE		 8510	0	0
Chubb Corporation			COM	171232101      1037 	20330	SH		SOLE		20330	0	0
Cisco Systems Inc.			COM	17275R102	655 	40190	SH		SOLE		40190	0	0
CitiGroup				COM	172967101	106 	15750	SH		SOLE		15750	0	0
Coca-Cola Company			COM	191216100	765 	16900	SH		SOLE		16900	0	0
Comcast Corp New		   CL A SPL	20030N200	284 	17600	SH		SOLE		17600	0	0
Costco Wholesale Corporation		COM	22160K105	773 	14725	SH		SOLE		14725	0	0
Covidien, Ltd.				COM	G2552X108	875 	24145	SH		SOLE		24145	0	0
Curis, Inc.				COM	231269101	278    370000	SH		SOLE	       370000	0	0
CVS/Caremark Corporation		COM	126650100	716 	24925	SH		SOLE		24925	0	0
Devon Energy Corporation		COM	25179M103	759 	11550	SH		SOLE		11550	0	0
Disney (Walt) Co.			COM	254687106	922 	40625	SH		SOLE		40625	0	0
Eli Lilly & Co.				COM	532457108      2054 	51000	SH		SOLE		51000	0	0
Emerson Electric Co.			COM	291011104	476 	13000	SH		SOLE		13000	0	0
Exxon Mobil Corporation			COM	30231G102      1977 	24769	SH		SOLE		24769	0	0
Fluor Corporation			COM	343412102	572 	12755	SH		SOLE		12755	0	0
General Electric Co.			COM	369604103	444 	27400	SH		SOLE		27400	0	0
Goldman Sachs Group, Inc.		COM	38141G104	320 	 3795	SH		SOLE		 3795	0	0
Hewlett-Packard Company			COM	428236103	605 	16675	SH		SOLE		16675	0	0
IAC/InterActive Corp.			COM	44919P508	382 	24300	SH		SOLE		24300	0	0
International Business Machs		COM	459200101	718 	 8530	SH		SOLE		 8530	0	0
iShares Barclys 1-3 Year	  1-3 TR BD	464287457	201 	 2380	SH		SOLE		 2380	0	0
iShares MSCI EAFE Index Fd    MSCI EAFE IDX	464287465      7898    176060	SH		SOLE	       176060	0	0
iShares MSCI Emerging Mkts   MSCI EMERG MKT	464287234      1685 	67470	SH		SOLE		67470	0	0
iSHR Nasdaq Biotech Indx     NASDQ BIO INDX	464287556      1038 	14605	SH		SOLE		14605	0	0
J.P. Morgan Chase & Co.			COM	46625H100	489 	15495	SH		SOLE		15495	0	0
Johnson Controls, Inc.			COM	478366107	218 	12000	SH		SOLE		12000	0	0
Kraft Foods, Inc.		       CL A	50075N104	758 	28243	SH		SOLE		28243	0	0
L-3 Communications Holdings, I		COM	502424104	678 	 9185	SH		SOLE		 9185	0	0
McDonald's Corp.			COM	580135101      1028 	16530	SH		SOLE		16530	0	0
Microsoft Corp.				COM	594918104      1205 	61990	SH		SOLE		61990	0	0
NASDAQ OMX Group, Inc.			COM	631103108	526 	21270	SH		SOLE		21270	0	0
Nokia Corporation	      SPONSORED ADR	654902204	331 	21200	SH		SOLE		21200	0	0
Oil Service Holders Trust     DEPOSTRY RCPT	678002106	479 	 6500	SH		SOLE		 6500	0	0
Pall Corporation			COM	696429307	389 	13700	SH		SOLE		13700	0	0
Pepsico, Inc.				COM	713448108      1384 	25275	SH		SOLE		25275	0	0
PNC Financial Services Group		COM	693475105	230 	 4700	SH		SOLE		 4700	0	0
Procter & Gamble Co.			COM	742718109	833 	13474	SH		SOLE		13474	0	0
Ralcorp Holdings, Inc.			COM	751028101	551 	 9435	SH		SOLE		 9435	0	0
Schlumberger Ltd.			COM	806857108	431 	10190	SH		SOLE		10190	0	0
Teva Pharmaceutical Inds Ltd		ADR	881624209	495 	11632	SH		SOLE		11632	0	0
Ultra Financials ProShares   ULTRA FINL PRO	74347R743	259 	43000	SH		SOLE		43000	0	0
United Technologies Corp.		COM	913017109      1399 	26100	SH		SOLE		26100	0	0
Verizon Communications			COM	92343V104	872 	25720	SH		SOLE		25720	0	0
Waste Management, Inc.			COM	94106L109	952 	28735	SH		SOLE		28735	0	0
Yahoo! Inc.				COM	984332106	250 	20500	SH		SOLE		20500	0	0
